Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 5. Fair Value Measurements
The fair values of the convertible notes, SAFE instruments, preferred stock warrant liabilities, and derivative liability were based on the estimated values of the notes, SAFE instruments, warrants, and derivatives upon conversion including adjustments to the conversion rates, which were probability weighted associated with certain events, such as a sale of the Company or becoming a public company. The estimated fair values of these financial liabilities were determined utilizing the Probability-Weighted Expected Return Method and is considered a Level 3 fair value measurement.

Significant unobservable inputs used in the valuation models as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
Public listing probability	90%	50%
Lack of marketability	32%	32%
Discount rates used in the sale scenario for debt instruments	0%	70%
Discount rates used in the public listing scenario	20% – 30%	20% – 30%
Probability weighted volatility	76%	147%
Assets and liabilities are classified in the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.
The following tables summarize the Company’s financial liabilities that are measured at fair value on a recurring basis in the condensed consolidated financial statements
(in thousands)
:

	Fair Value Measurements at June 30, 2023 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$35,106	$35,106
Preferred shares warrant liability	—	—	11	11
SAFE notes at fair value	—	—	56,845	56,845
GEM derivative liability	—	—	11,397	11,397

Total financial liabilities	$—	$—	$103,359	$103,359

	Fair Value Measurements at December 31, 2022 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes at fair value	—	—	$29,096	$29,096
Preferred shares warrant liability	—	—	51	51
SAFE notes at fair value	—	—	24,714	24,714
GEM derivative liability	—	—	2,963	2,963

Total financial liabilities	$—	$—	$56,824	$56,824

The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3
(in thousands)
:

	Convertible Notes at Fair Value	Preferred Shares Warrant Liability	SAFE Notes	GEM Derivative Liability
Balance at December 31, 2021	$11,681	$9	$19	$435
Issuance of convertible notes	4,191	—	11,839	—
Conversion of convertible notes to preferred shares	(10,257)	—	—	—
Conversion of PFG liability to convertible note	11,197	—	—	—
Change in fair value	12,284	42	12,856	2,528

Balance at December 31, 2022	$29,096	$51	$24,714	$2,963

Issuance of SAFE notes	—	—	3,716	—
Conversion of related party notes to SAFE	—	—	4,354	—
Payments of borrowings on convertible notes	(35)	—	—	—
Change in fair value	6,045	(40)	24,061	8,434

Balance at June 30, 2023	$35,106	$11	$56,845	$11,397